Significant accounting policies (Tables)	12 Months Ended
Aug. 31, 2020
Significant accounting policies
Summary of estimated useful lives and depreciation methods
a	r
	Methods	Rates and periods
Computer equipment	Declining balance method	55%
Machinery and equipment	Declining balance method	20%
Rolling stock	Declining balance method	30%
Leasehold improvements		over the term of the
Straight-line method		lease
Moulds	Straight-line method	25 years